Distribution Date:	01/17/25	Benchmark 2020-B17 Mortgage Trust
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2020-B17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Benchmark 2020-B17 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162MAU2	1.281700%	6,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162MAV0	2.210800%	188,000,000.00	140,543,463.24	116,737.20	258,927.91	0.00	0.00	375,665.11	140,426,726.04	31.87%	30.00%
A-4	08162MAW8	2.042200%	170,000,000.00	170,000,000.00	0.00	289,311.67	0.00	0.00	289,311.67	170,000,000.00	31.87%	30.00%
A-5	08162MAX6	2.289000%	263,938,000.00	263,938,000.00	0.00	503,461.73	0.00	0.00	503,461.73	263,938,000.00	31.87%	30.00%
A-SB	08162MAY4	2.176200%	12,900,000.00	12,900,000.00	0.00	23,394.15	0.00	0.00	23,394.15	12,900,000.00	31.87%	30.00%
A-S	08162MBB3	2.582500%	105,326,000.00	105,326,000.00	0.00	226,670.33	0.00	0.00	226,670.33	105,326,000.00	19.66%	18.50%
B	08162MBC1	2.916200%	41,214,000.00	41,214,000.00	0.00	100,156.89	0.00	0.00	100,156.89	41,214,000.00	14.87%	14.00%
C	08162MBD9	3.370700%	37,780,000.00	37,780,000.00	0.00	106,120.87	0.00	0.00	106,120.87	37,780,000.00	10.49%	9.88%
D	08162MAC2	2.250000%	21,752,000.00	21,752,000.00	0.00	40,785.00	0.00	0.00	40,785.00	21,752,000.00	7.97%	7.50%
E	08162MAE8	2.250000%	16,028,000.00	16,028,000.00	0.00	30,052.50	0.00	0.00	30,052.50	16,028,000.00	6.11%	5.75%
F-RR	08162MAH1	3.656892%	16,028,000.00	16,028,000.00	0.00	48,843.89	0.00	0.00	48,843.89	16,028,000.00	4.25%	4.00%
G-RR	08162MAK4	3.656892%	9,158,000.00	9,158,000.00	0.00	27,908.18	0.00	0.00	27,908.18	9,158,000.00	3.19%	3.00%
NR-RR*	08162MAM0	3.656892%	27,477,162.00	27,477,162.00	0.00	51,429.26	0.00	0.00	51,429.26	27,477,162.00	0.00%	0.00%
VRR Interest	08162MAT5	3.656892%	27,500,000.00	25,886,662.61	3,505.14	77,917.29	0.00	0.00	81,422.43	25,883,157.47	0.00%	0.00%
R	08162MAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162MAR9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			943,376,162.00	888,031,287.85	120,242.34	1,784,979.67	0.00	0.00	1,905,222.01	887,911,045.51

X-A	08162MAZ1	1.401800%	746,439,000.00	692,707,463.24	0.00	809,197.96	0.00	0.00	809,197.96	692,590,726.04
X-B	08162MBA5	0.523321%	78,994,000.00	78,994,000.00	0.00	34,449.36	0.00	0.00	34,449.36	78,994,000.00
X-D	08162MAA6	1.406892%	37,780,000.00	37,780,000.00	0.00	44,293.65	0.00	0.00	44,293.65	37,780,000.00
Notional SubTotal			863,213,000.00	809,481,463.24	0.00	887,940.97	0.00	0.00	887,940.97	809,364,726.04

Deal Distribution Total					120,242.34	2,672,920.64	0.00	0.00	2,793,162.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162MAV0	747.57161298	0.62094255	1.37727612	0.00000000	0.00000000	0.00000000	0.00000000	1.99821867	746.95067043
A-4	08162MAW8	1,000.00000000	0.00000000	1.70183335	0.00000000	0.00000000	0.00000000	0.00000000	1.70183335	1,000.00000000
A-5	08162MAX6	1,000.00000000	0.00000000	1.90749998	0.00000000	0.00000000	0.00000000	0.00000000	1.90749998	1,000.00000000
A-SB	08162MAY4	1,000.00000000	0.00000000	1.81350000	0.00000000	0.00000000	0.00000000	0.00000000	1.81350000	1,000.00000000
A-S	08162MBB3	1,000.00000000	0.00000000	2.15208334	0.00000000	0.00000000	0.00000000	0.00000000	2.15208334	1,000.00000000
B	08162MBC1	1,000.00000000	0.00000000	2.43016669	0.00000000	0.00000000	0.00000000	0.00000000	2.43016669	1,000.00000000
C	08162MBD9	1,000.00000000	0.00000000	2.80891662	0.00000000	0.00000000	0.00000000	0.00000000	2.80891662	1,000.00000000
D	08162MAC2	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	08162MAE8	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F-RR	08162MAH1	1,000.00000000	0.00000000	3.04741016	0.00000000	0.00000000	0.00000000	0.00000000	3.04741016	1,000.00000000
G-RR	08162MAK4	1,000.00000000	0.00000000	3.04740991	0.00000000	0.00000000	0.00000000	0.00000000	3.04740991	1,000.00000000
NR-RR	08162MAM0	1,000.00000000	0.00000000	1.87170931	1.17570111	20.39016912	0.00000000	0.00000000	1.87170931	1,000.00000000
VRR Interest	08162MAT5	941.33318582	0.12745964	2.83335600	0.03527200	0.61172509	0.00000000	0.00000000	2.96081564	941.20572618
R	08162MAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162MAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162MAZ1	928.01617177	0.00000000	1.08407781	0.00000000	0.00000000	0.00000000	0.00000000	1.08407781	927.85977962
X-B	08162MBA5	1,000.00000000	0.00000000	0.43610097	0.00000000	0.00000000	0.00000000	0.00000000	0.43610097	1,000.00000000
X-D	08162MAA6	1,000.00000000	0.00000000	1.17241001	0.00000000	0.00000000	0.00000000	0.00000000	1.17241001	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/24 - 12/30/24	30	0.00	258,927.91	0.00	258,927.91	0.00	0.00	0.00	258,927.91	0.00
A-4	12/01/24 - 12/30/24	30	0.00	289,311.67	0.00	289,311.67	0.00	0.00	0.00	289,311.67	0.00
A-5	12/01/24 - 12/30/24	30	0.00	503,461.73	0.00	503,461.73	0.00	0.00	0.00	503,461.73	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	23,394.15	0.00	23,394.15	0.00	0.00	0.00	23,394.15	0.00
X-A	12/01/24 - 12/30/24	30	0.00	809,197.96	0.00	809,197.96	0.00	0.00	0.00	809,197.96	0.00
X-B	12/01/24 - 12/30/24	30	0.00	34,449.36	0.00	34,449.36	0.00	0.00	0.00	34,449.36	0.00
X-D	12/01/24 - 12/30/24	30	0.00	44,293.65	0.00	44,293.65	0.00	0.00	0.00	44,293.65	0.00
A-S	12/01/24 - 12/30/24	30	0.00	226,670.33	0.00	226,670.33	0.00	0.00	0.00	226,670.33	0.00
B	12/01/24 - 12/30/24	30	0.00	100,156.89	0.00	100,156.89	0.00	0.00	0.00	100,156.89	0.00
C	12/01/24 - 12/30/24	30	0.00	106,120.87	0.00	106,120.87	0.00	0.00	0.00	106,120.87	0.00
D	12/01/24 - 12/30/24	30	0.00	40,785.00	0.00	40,785.00	0.00	0.00	0.00	40,785.00	0.00
E	12/01/24 - 12/30/24	30	0.00	30,052.50	0.00	30,052.50	0.00	0.00	0.00	30,052.50	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	48,843.89	0.00	48,843.89	0.00	0.00	0.00	48,843.89	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	27,908.18	0.00	27,908.18	0.00	0.00	0.00	27,908.18	0.00
NR-RR	12/01/24 - 12/30/24	30	526,355.04	83,734.18	0.00	83,734.18	32,304.93	0.00	0.00	51,429.26	560,263.98
VRR Interest	12/01/24 - 12/30/24	30	15,804.29	78,887.28	0.00	78,887.28	969.98	0.00	0.00	77,917.29	16,822.44
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			542,159.33	2,706,195.55	0.00	2,706,195.55	33,274.91	0.00	0.00	2,672,920.64	577,086.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,793,162.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,809,207.41	Master Servicing Fee	4,472.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,446.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	382.35
ARD Interest	0.00	Operating Advisor Fee	1,313.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,809,207.41	Total Fees	12,805.34

Principal		Expenses/Reimbursements
Scheduled Principal	120,242.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,721.47
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,343.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,209.69
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	120,242.34	Total Expenses/Reimbursements	33,274.91

		Interest Reserve Deposit	90,206.52

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,672,920.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	120,242.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,793,162.98
Total Funds Collected	2,929,449.75	Total Funds Distributed	2,929,449.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	888,031,288.08	888,031,288.08	Beginning Certificate Balance	888,031,287.85
(-) Scheduled Principal Collections	120,242.34	120,242.34	(-) Principal Distributions	120,242.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	887,911,045.74	887,911,045.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	888,031,288.08	888,031,288.08	Ending Certificate Balance	887,911,045.51
Ending Actual Collateral Balance	887,911,045.74	887,911,045.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP
	9,999,999 or less	10	60,301,078.46	6.79%	54	3.8905	1.957472	1.49 or less	4	86,645,000.00	9.76%	40	3.9618	0.843924
10,000,000 to 19,999,999		12	159,186,859.21	17.93%	54	3.7406	2.466950	1.50 to 1.74	7	111,141,680.62	12.52%	46	3.8302	1.669684
20,000,000 to 24,999,999		6	128,672,268.16	14.49%	61	3.5518	2.497599	1.75 to 1.99	5	102,323,526.21	11.52%	59	3.6512	1.844181
25,000,000 to 49,999,999		10	328,225,000.00	36.97%	49	3.8188	2.896741	2.00 to 2.24	6	110,300,000.00	12.42%	61	3.6366	2.079905
	50,000,000 or greater	4	200,000,000.00	22.52%	45	3.3395	3.332500	2.25 or greater	20	465,974,999.00	52.48%	51	3.5726	3.804042
	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP	Wisconsin	1	290,054.05	0.03%	0	4.6992	1.640000
Alabama	3	10,573,526.20	1.19%	61	4.3000	1.960000	Totals	108	887,911,045.74	100.00%	51	3.6736	2.782911
Arizona	1	50,000,000.00	5.63%	1	3.3500	4.720000
									Property Type³
California	7	201,275,000.00	22.67%	52	3.6511	1.887584
Colorado	1	14,500,000.00	1.63%	62	3.5000	2.820000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	889,918.92	0.10%	0	4.6992	1.640000		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	393,324.32	0.04%	0	4.6992	1.640000	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP
Georgia	1	23,700,000.00	2.67%	62	4.1000	2.040000	Industrial	8	5,190,108.10	0.58%	0	4.6992	1.640000
Illinois	40	44,912,432.42	5.06%	47	4.4209	1.727682	Lodging	6	102,573,525.20	11.55%	60	3.7295	4.337612
Indiana	6	354,648.66	0.04%	0	4.6992	1.640000	Mixed Use	6	146,150,000.00	16.46%	60	3.4091	2.799966
Maine	1	672,378.38	0.08%	0	4.6992	1.640000	Multi-Family	12	123,139,412.46	13.87%	61	3.8422	2.157123
Maryland	1	22,972,268.16	2.59%	61	3.5500	1.670000	Office	27	389,288,108.12	43.84%	46	3.6431	2.900523
Massachusetts	1	30,000,000.00	3.38%	61	3.1100	4.740000	Retail	47	110,044,051.94	12.39%	42	3.7431	1.744587
Michigan	7	54,362,567.57	6.12%	61	4.1735	2.859589	Totals	108	887,911,045.74	100.00%	51	3.6736	2.782911
Minnesota	1	336,189.19	0.04%	0	4.6992	1.640000
Missouri	2	1,768,864.86	0.20%	0	4.6992	1.640000
Nevada	1	40,000,000.00	4.50%	59	3.1702	6.400000
New Jersey	2	2,693,918.92	0.30%	0	4.6992	1.640000
New York	15	274,263,432.43	30.89%	60	3.4019	2.418500
Ohio	2	1,120,621.62	0.13%	0	4.6992	1.640000
Pennsylvania	2	26,061,729.73	2.94%	60	3.6331	3.206406
Rhode Island	1	1,382,135.14	0.16%	0	4.6992	1.640000
Texas	5	71,816,492.54	8.09%	36	4.2009	4.002353
Vermont	1	252,675.68	0.03%	0	4.6992	1.640000
Virginia	2	1,793,027.03	0.20%	0	4.6992	1.640000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP
	3.00000% or less	2	50,000,000.00	5.63%	59	2.9900	1.890000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	14	378,349,999.00	42.61%	52	3.3345	3.592104	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	15	245,897,268.16	27.69%	62	3.6683	2.162555	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	7	147,137,938.67	16.57%	48	4.2693	1.766092	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% or greater	4	55,000,000.00	6.19%	1	4.8565	3.712727	49 months or greater	42	876,385,205.83	98.70%	51	3.6610	2.794888
	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP
	60 months or less	14	402,469,412.46	45.33%	40	3.6442	3.190150	Interest Only	36	756,469,999.00	85.20%	50	3.5997	2.872744
61 months to 119 Months		28	473,915,793.37	53.37%	61	3.6752	2.459214	300 months or less	2	33,545,794.37	3.78%	61	3.7864	1.761407
	120 Months	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	4	86,369,412.46	9.73%	61	4.1488	2.514383
	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,525,839.91	1.30%	22	4.6346	NAP	60 Months or Less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	851,935,205.83	95.95%	51	3.6534	2.848925	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	5,950,000.00	0.67%	61	3.8500	1.820000
	25 months or greater	1	18,500,000.00	2.08%	61	3.9500	0.620000
	Totals	44	887,911,045.74	100.00%	51	3.6736	2.782911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30504936	OF	Milpitas	CA	Actual/360	3.580%	123,311.11	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	01/06/25
1A2	30505039				Actual/360	3.580%	61,655.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	01/06/25
1A3	30505040				Actual/360	3.580%	30,827.78	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	01/06/25
1A4	30505041				Actual/360	3.580%	46,241.67	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	01/06/25
2A3C1	30317941	OF	Sunnyvale	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	01/06/25
2A3C3	30317942				Actual/360	3.490%	30,052.78	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	01/06/25
2A2-C3	30505071				Actual/360	3.490%	30,052.78	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	01/06/25
2A2-C4	30505072				Actual/360	3.490%	28,399.88	0.00	0.00	N/A	02/06/30	--	9,450,000.00	9,450,000.00	01/06/25
3A3-C5	30317943	OF	New York	NY	Actual/360	2.990%	77,241.67	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	01/06/25
3A3-C6	30317944				Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	01/06/25
4	30317945	MU	New York	NY	Actual/360	3.486%	150,091.67	0.00	0.00	N/A	12/08/29	--	50,000,000.00	50,000,000.00	01/08/25
6	30504634	MU	New York	NY	Actual/360	3.032%	130,544.44	0.00	0.00	N/A	01/06/30	--	50,000,000.00	50,000,000.00	01/06/25
7	30504752	OF	Phoenix	AZ	Actual/360	3.350%	144,236.11	0.00	0.00	N/A	02/05/25	--	50,000,000.00	50,000,000.00	12/05/24
8	30317948	LO	Las Vegas	NV	Actual/360	3.170%	109,194.16	0.00	0.00	N/A	12/05/29	--	40,000,000.00	40,000,000.00	01/05/25
9	30504923	OF	Downers Grove	IL	Actual/360	4.350%	134,100.83	0.00	0.00	N/A	12/01/29	--	35,800,000.00	35,800,000.00	01/01/25
10	30504617	RT	Brooklyn	NY	Actual/360	3.359%	92,553.60	0.00	0.00	N/A	01/01/30	--	32,000,000.00	32,000,000.00	01/01/25
11	30317949	LO	Detroit	MI	Actual/360	4.390%	120,968.89	0.00	0.00	N/A	02/01/30	--	32,000,000.00	32,000,000.00	01/01/25
12	30505222	MF	New York	NY	Actual/360	3.680%	100,612.22	0.00	0.00	N/A	03/06/30	--	31,750,000.00	31,750,000.00	01/06/25
13	30317950	RT	Los Angeles	CA	Actual/360	4.216%	112,543.78	0.00	0.00	N/A	02/06/25	--	31,000,000.00	31,000,000.00	01/06/25
14A2	30317808	OF	Framingham	MA	Actual/360	3.110%	53,561.11	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	01/06/25
14A31	30317809				Actual/360	3.110%	26,780.56	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	01/06/25
15	30505252	OF	Houston	TX	Actual/360	4.987%	128,843.75	0.00	0.00	N/A	03/01/25	--	30,000,000.00	30,000,000.00	12/01/24
16	30317951	MF	York	PA	Actual/360	3.617%	79,968.35	0.00	0.00	N/A	02/06/30	--	25,675,000.00	25,675,000.00	01/06/25
17	30505121	RT	Mitchellville	MD	Actual/360	3.550%	70,397.47	56,436.43	0.00	N/A	02/06/30	--	23,028,704.59	22,972,268.16	01/06/25
18A-FX-5-1	30505100	Various Various		Various	Actual/360	4.699%	73,700.86	0.00	0.00	N/A	01/10/25	--	18,213,334.00	18,213,334.00	12/10/24
18A-FX-5-2	30505163				Actual/360	4.699%	16,280.55	0.00	0.00	N/A	01/10/25	--	4,023,333.00	4,023,333.00	12/10/24
18A-FX-5-3	30505164				Actual/360	4.699%	11,181.92	0.00	0.00	N/A	01/10/25	--	2,763,333.00	2,763,333.00	12/10/24
19	30505141	MF	Savannah	GA	Actual/360	4.100%	83,674.17	0.00	0.00	N/A	03/01/30	--	23,700,000.00	23,700,000.00	01/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	30505090	MF	Various	MI	Actual/360	3.850%	72,936.11	0.00	0.00	N/A	03/06/30	--	22,000,000.00	22,000,000.00	01/06/25
21	30317952	LO	Austin	TX	Actual/360	3.490%	60,105.55	0.00	0.00	N/A	02/06/30	--	19,999,999.00	19,999,999.00	01/06/25
22	30504908	MU	Brooklyn	NY	Actual/360	3.950%	62,925.69	0.00	0.00	N/A	02/06/30	--	18,500,000.00	18,500,000.00	12/06/22
23	30504995	MU	Aspen	CO	Actual/360	3.500%	43,701.39	0.00	0.00	N/A	03/06/30	--	14,500,000.00	14,500,000.00	01/06/25
24	30505042	OF	Katy	TX	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	03/01/30	--	12,400,000.00	12,400,000.00	01/01/25
25	30317953	LO	Daphne	AL	Actual/360	4.300%	39,248.05	26,096.94	0.00	N/A	02/06/30	--	10,599,623.15	10,573,526.21	01/06/25
26	30504898	RT	Wantagh	NY	Actual/360	3.760%	32,377.78	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	01/06/25
27	30505103	MF	Canyon Lake	TX	Actual/360	4.150%	31,032.81	14,466.46	0.00	N/A	11/01/29	--	8,683,878.92	8,669,412.46	01/01/25
28	30504754	LO	Trinidad	CO	Actual/360	4.494%	28,466.44	17,639.39	0.00	N/A	02/01/25	--	7,355,986.20	7,338,346.81	01/01/25
29	30505026	MU	Brooklyn	NY	Actual/360	3.730%	22,965.40	0.00	0.00	N/A	02/06/30	--	7,150,000.00	7,150,000.00	01/06/25
30	30504897	RT	Nyack	NY	Actual/360	3.640%	20,060.44	0.00	0.00	N/A	02/06/30	--	6,400,000.00	6,400,000.00	01/06/25
31	30505043	MU	Brooklyn	NY	Actual/360	3.640%	18,806.67	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	01/06/25
32	30504969	MF	Bronx	NY	Actual/360	3.850%	19,725.90	0.00	0.00	N/A	02/06/30	--	5,950,000.00	5,950,000.00	01/06/25
33	30504931	MF	Brooklyn	NY	Actual/360	4.200%	19,511.92	0.00	0.00	N/A	02/01/30	--	5,395,000.00	5,395,000.00	01/01/25
34	30317954	RT	San Diego	CA	Actual/360	3.640%	14,105.00	0.00	0.00	N/A	02/06/30	--	4,500,000.00	4,500,000.00	01/06/25
35	30317955	MF	Longview	TX	Actual/360	4.881%	17,623.93	5,603.12	0.00	N/A	01/06/30	--	4,193,096.22	4,187,493.10	01/06/25
Totals							2,809,207.41	120,242.34	0.00				888,031,288.08	887,911,045.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	10,789,528.20	7,872,860.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	10,789,528.20	7,872,860.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,789,528.20	7,872,860.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	10,789,528.20	7,872,860.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C1	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C3	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C3	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C4	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C5	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C6	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	40,581,457.00	40,144,830.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	27,486,990.60	30,413,748.92	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,004,401.20	15,328,034.90	01/01/24	06/30/24	--	0.00	0.00	144,128.47	144,128.47	0.00	0.00
8	759,419,992.00	745,506,361.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,381,999.77	7,302,520.23	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	42,622,246.83	44,008,298.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,547,834.71	12,260,886.03	01/01/24	09/30/24	--	0.00	0.00	1,294,064.48	1,294,064.48	0.00	0.00
12	1,563,624.31	1,775,941.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	922,857.54	495,281.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	13,463,916.00	13,732,672.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A31	13,463,916.00	13,732,672.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,525,811.10	14,891,100.00	01/01/24	09/30/24	--	0.00	0.00	128,650.00	128,650.00	0.00	0.00
16	2,996,528.28	3,160,446.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,638,947.41	2,650,629.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-1	54,083,574.04	54,562,799.44	01/01/24	06/30/24	--	0.00	0.00	73,661.65	73,661.65	0.00	0.00
18A-FX-5-2	54,083,574.04	54,562,799.44	01/01/24	06/30/24	--	0.00	0.00	16,271.89	16,271.89	0.00	0.00
18A-FX-5-3	54,083,574.04	54,562,799.44	01/01/24	06/30/24	--	0.00	0.00	11,175.97	11,175.97	0.00	0.00
19	636,774.39	2,046,580.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	2,191,431.63	2,354,613.18	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,846,612.88	2,778,347.37	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	07/11/24	4,625,000.00	294,143.59	46,964.78	1,251,631.48	907,750.70	0.00
23	1,389,966.60	1,504,005.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,822,248.13	1,526,461.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	4,274,620.19	4,249,144.20	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,377,728.94	1,343,206.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	975,389.70	902,644.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	517,624.34	585,140.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	656,595.96	656,595.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	672,982.02	637,673.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	439,745.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	280,119.51	311,184.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	412,618.47	268,464.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	1,653,820,941.65	1,395,671,121.64				4,625,000.00	294,143.59	1,714,917.24	2,919,583.94	907,750.70	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	1	18,500,000.00	3	61,073,526.21	0	0.00	0	0.00	0	0.00	0	0.00	3.673596%	3.656851%	51
12/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,099,623.15	0	0.00	0	0.00	0	0.00	2	50,000,000.00	3.673638%	3.656892%	52
11/18/24	0	0.00	0	0.00	1	18,500,000.00	3	61,126,888.46	0	0.00	0	0.00	0	0.00	0	0.00	3.678938%	3.662462%	50
10/18/24	0	0.00	0	0.00	1	18,500,000.00	3	61,152,788.54	0	0.00	0	0.00	0	0.00	0	0.00	3.678977%	3.662499%	51
09/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,179,864.02	0	0.00	0	0.00	0	0.00	0	0.00	3.679019%	3.662540%	52
08/16/24	0	0.00	0	0.00	1	18,500,000.00	3	61,205,568.67	0	0.00	0	0.00	0	0.00	0	0.00	3.679057%	3.662577%	53
07/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,231,178.49	0	0.00	0	0.00	0	0.00	0	0.00	3.679096%	3.662614%	54
06/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,257,974.07	0	0.00	0	0.00	0	0.00	0	0.00	3.679137%	3.662654%	55
05/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,283,390.56	0	0.00	0	0.00	0	0.00	0	0.00	3.679175%	3.662691%	56
04/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,309,999.72	0	0.00	0	0.00	0	0.00	0	0.00	3.679215%	3.662730%	57
03/15/24	0	0.00	0	0.00	1	18,500,000.00	3	61,335,224.28	0	0.00	0	0.00	0	0.00	0	0.00	3.679253%	3.662767%	58
02/16/24	0	0.00	0	0.00	1	18,500,000.00	3	61,362,941.25	0	0.00	0	0.00	0	0.00	0	0.00	3.679296%	3.662809%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30504752	12/05/24	0	B	144,128.47	144,128.47	0.00	50,000,000.00	12/19/24	98
15	30505252	12/01/24	0	B	128,650.00	128,650.00	0.00	30,000,000.00	08/29/24	98
18A-FX-5-1	30505100	12/10/24	0	5	73,661.65	73,661.65	0.00	18,213,334.00	01/03/25	98
18A-FX-5-2	30505163	12/10/24	0	5	16,271.89	16,271.89	0.00	4,023,333.00	01/03/25	98
18A-FX-5-3	30505164	12/10/24	0	5	11,175.97	11,175.97	0.00	2,763,333.00	01/03/25	98
22	30504908	12/06/22	24	6	46,964.78	1,251,631.48	1,466,430.54	18,500,000.00	10/14/21	3	11/07/23	02/14/23
Totals					420,852.76	1,625,519.46	1,466,430.54	123,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,000,000	0	25,000,000		0
0 - 6 Months		118,338,347	118,338,347	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		270,656,906	270,656,906	0		0
> 60 Months		473,915,793	412,842,267	0		61,073,526

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	887,911,046	869,411,046	0	0	18,500,000	0
Dec-24	888,031,288	869,531,288	0	0	18,500,000	0
Nov-24	938,157,137	919,657,137	0	0	18,500,000	0
Oct-24	938,276,537	919,776,537	0	0	18,500,000	0
Sep-24	938,401,574	919,901,574	0	0	18,500,000	0
Aug-24	938,520,137	920,020,137	0	0	18,500,000	0
Jul-24	938,638,296	920,138,296	0	0	18,500,000	0
Jun-24	938,762,135	920,262,135	0	0	18,500,000	0
May-24	938,879,465	920,379,465	0	0	18,500,000	0
Apr-24	939,002,505	920,502,505	0	0	18,500,000	0
Mar-24	939,119,014	920,619,014	0	0	18,500,000	0
Feb-24	939,247,400	920,747,400	0	0	18,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30504752	50,000,000.00	50,000,000.00	194,000,000.00	01/06/20	14,663,791.90	4.72000	06/30/24	02/05/25	I/O
15	30505252	30,000,000.00	30,000,000.00	143,900,000.00	11/20/19	13,083,113.33	5.44000	09/30/24	03/01/25	I/O
18A-FX-5-1	30505100	18,213,334.00	18,213,334.00		--	54,485,249.44	1.64000	06/30/24	01/10/25	I/O
18A-FX-5-2	30505163	4,023,333.00	4,023,333.00		--	54,485,249.44	1.64000	06/30/24	01/10/25	I/O
18A-FX-5-3	30505164	2,763,333.00	2,763,333.00		--	54,485,249.44	1.64000	06/30/24	01/10/25	I/O
22	30504908	18,500,000.00	18,500,000.00	27,700,000.00	09/06/19	459,502.68	0.62000	06/30/22	02/06/30	I/O
Totals		123,500,000.00	123,500,000.00	365,600,000.00		191,662,156.23

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30504752	OF	AZ	12/19/24	98

1/13/2025 - The loan transferred to Special Servicing on 10/14/21 due to non-monetary default. The loan is collateralized by 32 apartment units and 12,285 SF of retail/office space in Brooklyn, NY (DUMBO neighborhood). The Special Servicer filed for fore closure on 2/14/23. Borrower filed for bankruptcy in November 2023. Bankruptcy proceedings are ongoing, and Debtor is currently under a Cash Collateral Order. The Judge ordered mediation, which took place 8/14/24, though it did not finish and was continue d to 9/11/24 and subsequently 10/7/24 (though ultimately postponed indefinitely). The special servicer is seeking confirmation of a plan of liquidation in the bankruptcy action.

15	30505252	OF	TX	08/29/24	98

1/14/2025 - The loan transferred to the Special Servicer for Imminent Default related to the upcoming tenant lease expiration and vacancy. The loan is secured by a 441,523 SF office building located in the Uptown Galleria area of Houston, TX.

The property is fully leased to Bechtel who has vacated the property. Tenant is white boxing the space before LXP 10/31/24. Borrower has requested reimbursements for a number of historical opex items. PNL has not yet been signed. Borrower

	has not indicated a desire f or an extension or forbearance. Lender will pursue the foreclosure once a payment default occurs and will continue workout discussions with the Borrower.

18A-FX-5-1	30505100	Various	Various	01/03/25	98

The loan is transferring to the Special Servicer, CW Capital, due to Imminent Monetary Default (Balloon/Maturity Default). Loan matures 1/10/2025 and borrower notes unable to take out the full bifurcated amount and the SS has requested the

	transfer. Relat ed Loans: 030504858-60, 030505097-102, 030505157-79.

18A-FX-5-2	30505163	Various	Various	01/03/25	98

The loan is transferring to the Special Servicer, CW Capital, due to Imminent Monetary Default (Balloon/Maturity Default). Loan matures 1/10/2025 and borrower notes unable to take out the full bifurcated amount and the SS has requested the

	transfer. Rel ated Loans: 030504858-60, 030505097-102, 030505157-79.

18A-FX-5-3	30505164	Various	Various	01/03/25	98

The loan is transferring to the Special Servicer, CW Capital, due to Imminent Monetary Default (Balloon/Maturity Default). Loan matures 1/10/2025 and borrower notes unable to take out the full bifurcated amount and the SS has requested the

	transfer. Relat ed Loans: 030504858-60, 030505097-102, 030505157-79.

22	30504908	MU	NY	10/14/21	3

1/13/2025 - The loan transferred to Special Servicing on 10/14/21 due to non-monetary default. The loan is collateralized by 32 apartment units and 12,285 SF of retail/office space in Brooklyn, NY (DUMBO neighborhood). The Special Servicer filed for fore closure on 2/14/23. Borrower filed for bankruptcy in November 2023. Bankruptcy proceedings are ongoing, and Debtor is currently under a Cash Collateral Order. The Judge ordered mediation, which took place 8/14/24, though it did not finish and was continue d to 9/11/24 and subsequently 10/7/24 (though ultimately postponed indefinitely). The special servicer is seeking confirmation of a plan of liquidation in the bankruptcy action.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30504752	0.00	3.35000%	0.00	3.35000%	8	05/17/22	05/17/22	06/16/22
9	30504923	0.00	4.35000%	0.00	4.35000%	8	02/18/22	02/18/22	03/09/22
11	30317949	0.00	4.39000%	0.00	4.39000%	8	02/01/22	12/16/21	02/01/22
25	30317953	0.00	4.30000%	0.00	4.30000%	10	09/08/20	09/01/20	10/15/20
28	30504754	8,254,758.11	4.49400%	8,240,596.82	4.49400%	8	05/26/20	05/01/20	05/29/20
Totals		8,254,758.11		8,240,596.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,902.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,209.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,982.64	0.00	0.00	15,721.47	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,343.75	0.00	1,209.69	15,721.47	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		33,274.91

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27